Note 7 - Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 6. Loss per Share

Net income (loss) per common share is calculated in accordance with Accounting Standards Codification (“ASC”) Topic 260: Earnings per Share (“ASC 260”). Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. In periods where the Company has a net loss, all dilutive securities are excluded.

The components of basic and diluted EPS were as follows (in thousands, except per share data).

	Three Months Ended March 31,
	2024	2023
Net loss attributable to NextPlat Corp common shareholders	$(1,481)	$(1,187)

Basic weighted average common shares outstanding	18,725	14,415
Potentially dilutive common shares	—	—

Diluted weighted average common shares outstanding	18,725	14,415

Weighted average loss per common share - basic and diluted	$(0.08)	$(0.08)

Potentially dilutive common shares excluded from the calculation of diluted weighted average loss per common share:
Stock options	105	100
	105	100

Note 7. Earnings (Loss) per Share

Net income (loss) per common share is calculated in accordance with Accounting Standards Codification (“ASC”) Topic 260: Earnings per Share (“ASC 260”). Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. In periods where the Company has a net loss, all dilutive securities are excluded. The components of basic and diluted EPS were as follows (in thousands, except per share data):

	Year Ended December 31,
	2023	2022
Net loss attributable to NextPlat Corp common shareholders	$(3,778)	$(9,161)

Basic weighted average common shares outstanding	17,494	9,592
Potentially dilutive common shares	—	—

Diluted weighted average common shares outstanding	17,494	9,592

Basic weighted average earnings (loss) per common share	$(0.22)	$(0.96)
Diluted weighted average earnings (loss) per common share	$(0.22)	$(0.96)

Potentially dilutive common shares excluded from the calculation of diluted weighted average loss per common share:
Stock options	136	265
Common stock purchase warrants	675	1,403
	811	1,668